Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease liabilities
37	Lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the current reporting period and at the date of transition to IFRS 16:

	December 31, 2019
	Present value of the minimum lease payments	Total minimum lease payments	Present value of the minimum lease payments	January 1, 2019 (Note) Total minimum lease payments
	RMB million	RMB million	RMB million	RMB million
Within 1 year	19,998	25,404	16,921	21,507

After 1 year but within 2 years	19,249	23,860	16,018	20,033
After 2 years but within 5 years	54,155	63,003	50,709	59,111
After 5 years	40,672	44,814	36,729	40,307

	114,076	131,677	103,456	119,451

	134,074	157,081	120,377	140,958

Less: total future interest expenses		(23,007)		(20,581)

Present value of lease liabilities		134,074		120,377

Note:
The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. These liabilities have been aggregated with the brought forward balances relating to leases previously classified as finance leases. Comparative information as at December 31, 2018 has not been restated as set out in Note 38 and relates solely to leases previously classified as finance leases. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).

	Denominated obligations by currencies
For the year ended December 31, 2019	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75%~5.03%	50,568	10	7,023	15	22	57,638
Floating interest rates	0%~5.22%	15,335	1,272	56,100	3,535	194	76,436

		65,903	1,282	63,123	3,550	216	134,074

	Denominated obligations by currencies
For the year ended December 31, 2018	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75%~5.03%	8,630	—	1,097	—	—	9,727
Floating interest rates	0%~5.80%	18,237	1,457	38,629	3,927	244	62,494

		26,867	1,457	39,726	3,927	244	72,221